Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash [Abstract]
Restricted cash	$ 13,001	$ 10,800
Restricted deposit	$ 5,000	$ 5,000